First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 97.2%
	Automotive – 4.6%
$2,300,000	Dana, Inc. (a)	4.50%	02/15/32	$1,919,334
1,185,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	1,028,325
1,260,000	Ford Motor Credit Co., LLC	6.95%	03/06/26	1,273,558
1,000,000	Ford Motor Credit Co., LLC	4.95%	05/28/27	949,934
2,205,000	Ford Motor Credit Co., LLC (a)	4.13%	08/17/27	2,019,691
5,000,000	Ford Motor Credit Co., LLC (a)	5.11%	05/03/29	4,673,348
4,405,000	Ford Motor Credit Co., LLC	7.35%	03/06/30	4,564,094
1,950,000	Gates Global LLC/Gates Corp. (a) (b)	6.25%	01/15/26	1,927,508
1,135,000	Thor Industries, Inc. (b)	4.00%	10/15/29	976,415
				19,332,207
	Banking – 0.2%
335,000	Fifth Third Bancorp (c)	4.77%	07/28/30	315,424
500,000	Fifth Third Bank N.A.	3.85%	03/15/26	469,727
				785,151
	Basic Industry – 7.1%
1,175,000	Arsenal AIC Parent LLC (b)	8.00%	10/01/30	1,199,969
2,395,000	Artera Services LLC (a) (b)	9.03%	12/04/25	2,254,905
770,000	Brundage-Bone Concrete Pumping Holdings, Inc. (a) (b)	6.00%	02/01/26	740,343
1,450,000	Camelot Return Merger Sub, Inc. (a) (b)	8.75%	08/01/28	1,416,258
320,000	Carpenter Technology Corp.	6.38%	07/15/28	315,499
1,276,000	Carpenter Technology Corp. (a)	7.63%	03/15/30	1,303,077
458,000	Compass Minerals International, Inc. (b)	6.75%	12/01/27	446,725
2,540,000	Dycom Industries, Inc. (a) (b)	4.50%	04/15/29	2,297,500
1,498,000	Foundation Building Materials, Inc. (b)	6.00%	03/01/29	1,299,512
900,000	Great Lakes Dredge & Dock Corp. (b)	5.25%	06/01/29	752,688
2,385,000	Innophos Holdings, Inc. (a) (b)	9.38%	02/15/28	2,374,377
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,196,894
800,000	MIWD Holdco II LLC/MIWD Finance Corp. (b)	5.50%	02/01/30	676,876
1,125,000	Novelis Corp. (b)	3.25%	11/15/26	1,023,719
885,000	Novelis Corp. (b)	3.88%	08/15/31	737,872
925,000	Rain CII Carbon LLC/CII Carbon Corp. (b)	7.25%	04/01/25	921,476
1,200,000	SCIH Salt Holdings, Inc. (b)	4.88%	05/01/28	1,075,238
503,000	SCIH Salt Holdings, Inc. (b)	6.63%	05/01/29	437,713
1,145,000	Standard Industries, Inc. (a) (b)	4.38%	07/15/30	995,211
675,000	TMS International Corp. (b)	6.25%	04/15/29	565,319
1,390,000	TopBuild Corp. (a) (b)	4.13%	02/15/32	1,193,871
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (a)	5.88%	06/15/24	3,751,574
770,000	Weekley Homes LLC/Weekley Finance Corp. (b)	4.88%	09/15/28	691,952
1,500,000	WR Grace Holdings LLC (b)	5.63%	08/15/29	1,267,500
				29,936,068
	Capital Goods – 5.6%
1,065,000	Amsted Industries, Inc. (a) (b)	5.63%	07/01/27	1,037,768
2,300,000	Ball Corp.	2.88%	08/15/30	1,899,914
1,589,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	1,516,845
580,000	Chart Industries, Inc. (b)	7.50%	01/01/30	595,138
936,000	Crown Americas LLC	5.25%	04/01/30	893,880
1,470,000	EnerSys (a) (b)	4.38%	12/15/27	1,364,387
1,250,000	GrafTech Global Enterprises, Inc. (b)	9.88%	12/15/28	1,271,288
985,000	Graphic Packaging International LLC (a) (b)	3.75%	02/01/30	857,974
450,000	Mauser Packaging Solutions Holding Co. (b)	9.25%	04/15/27	418,707
3,000,000	Owens-Brockway Glass Container, Inc. (a) (b)	7.25%	05/15/31	3,052,410
1,600,000	TK Elevator US Newco, Inc. (a) (b)	5.25%	07/15/27	1,497,901

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Goods (Continued)
$1,085,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	$1,080,135
1,800,000	TransDigm, Inc. (a)	6.38%	06/15/26	1,783,208
2,305,000	TransDigm, Inc. (a)	5.50%	11/15/27	2,186,915
2,000,000	TransDigm, Inc. (a) (b)	6.75%	08/15/28	2,008,468
2,515,000	TriMas Corp. (a) (b)	4.13%	04/15/29	2,229,662
				23,694,600
	Consumer Goods – 5.8%
1,370,000	CD&R Smokey Buyer, Inc. (a) (b)	6.75%	07/15/25	1,294,678
505,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC (b)	6.63%	07/15/30	509,873
3,545,000	Darling Ingredients, Inc. (a) (b)	5.25%	04/15/27	3,451,119
665,000	Darling Ingredients, Inc. (b)	6.00%	06/15/30	655,603
2,120,000	Edgewell Personal Care Co. (a) (b)	5.50%	06/01/28	2,010,809
1,605,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a) (b)	5.00%	12/31/26	1,494,175
3,149,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a) (b)	7.00%	12/31/27	2,775,403
602,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	572,396
1,585,000	Mattel, Inc. (a) (b)	5.88%	12/15/27	1,555,619
940,000	Newell Brands, Inc.	6.38%	09/15/27	927,075
1,000,000	Performance Food Group, Inc. (b)	4.25%	08/01/29	889,217
625,000	Post Holdings, Inc. (a) (b)	5.75%	03/01/27	613,041
3,510,000	Post Holdings, Inc. (a) (b)	4.63%	04/15/30	3,096,266
3,300,000	Primo Water Holdings, Inc. (a) (b)	4.38%	04/30/29	2,900,766
1,100,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (b)	4.63%	03/01/29	919,578
740,000	Triton Water Holdings, Inc. (b)	6.25%	04/01/29	625,966
				24,291,584
	Energy – 16.4%
1,200,000	Aethon United BR L.P./Aethon United Finance Corp. (a) (b)	8.25%	02/15/26	1,191,961
710,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)	7.00%	11/01/26	695,095
970,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	8.25%	12/31/28	964,189
2,624,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	5.88%	06/30/29	2,371,034
640,000	Callon Petroleum Co. (a)	6.38%	07/01/26	628,117
1,310,000	Callon Petroleum Co. (a) (b)	7.50%	06/15/30	1,273,048
1,100,000	CNX Midstream Partners L.P. (a) (b)	4.75%	04/15/30	954,426
192,000	CNX Resources Corp. (b)	7.25%	03/14/27	192,202
822,000	CNX Resources Corp. (b)	6.00%	01/15/29	769,575
2,050,000	Comstock Resources, Inc. (a) (b)	6.75%	03/01/29	1,914,369
1,025,000	CrownRock L.P./CrownRock Finance, Inc. (a) (b)	5.00%	05/01/29	966,747
695,000	DCP Midstream Operating L.P.	3.25%	02/15/32	589,902
2,650,000	Delek Logistics Partners L.P./Delek Logistics Finance Corp. (a) (b)	7.13%	06/01/28	2,454,350
1,200,000	DT Midstream, Inc. (a) (b)	4.13%	06/15/29	1,065,028
5,140,000	Endeavor Energy Resources L.P./EER Finance, Inc. (a) (b)	5.75%	01/30/28	5,009,445
1,900,000	EnLink Midstream LLC (a) (b)	5.63%	01/15/28	1,859,212
2,335,000	EnLink Midstream LLC (a)	5.38%	06/01/29	2,224,724
150,000	EnLink Midstream LLC (b)	6.50%	09/01/30	151,115
1,825,000	EQM Midstream Partners L.P. (a) (b)	6.50%	07/01/27	1,818,006
1,700,000	EQM Midstream Partners L.P. (a)	5.50%	07/15/28	1,637,369
132,000	EQM Midstream Partners L.P. (b)	7.50%	06/01/30	136,240
3,620,000	EQM Midstream Partners L.P. (a) (b)	4.75%	01/15/31	3,235,201
791,000	Hess Midstream Operations L.P. (b)	5.63%	02/15/26	779,847
1,040,000	Hess Midstream Operations L.P. (a) (b)	4.25%	02/15/30	913,536

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Energy (Continued)
$1,845,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a) (b)	5.75%	02/01/29	$1,708,285
1,320,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a) (b)	6.00%	02/01/31	1,200,330
1,145,000	Holly Energy Partners L.P./Holly Energy Finance Corp. (a) (b)	6.38%	04/15/27	1,141,542
1,177,000	Howard Midstream Energy Partners LLC (a) (b)	8.88%	07/15/28	1,204,660
1,050,000	Matador Resources Co. (b)	6.88%	04/15/28	1,044,442
3,278,000	Moss Creek Resources Holdings, Inc. (a) (b)	7.50%	01/15/26	3,065,450
1,130,000	Nabors Industries, Inc. (b)	7.38%	05/15/27	1,106,259
314,000	Noble Finance II LLC (b)	8.00%	04/15/30	323,310
1,310,000	PBF Holding Co., LLC/PBF Finance Corp.	7.25%	06/15/25	1,307,904
1,250,000	PBF Holding Co., LLC/PBF Finance Corp.	6.00%	02/15/28	1,181,525
2,626,000	Permian Resources Operating LLC (a) (b)	6.88%	04/01/27	2,604,637
1,913,000	SM Energy Co. (a)	5.63%	06/01/25	1,876,478
1,470,000	SM Energy Co.	6.50%	07/15/28	1,438,303
730,000	Southwestern Energy Co.	8.38%	09/15/28	759,045
3,265,000	Southwestern Energy Co. (a)	5.38%	03/15/30	3,057,798
1,700,000	Southwestern Energy Co. (a)	4.75%	02/01/32	1,512,043
1,720,000	Venture Global Calcasieu Pass LLC (a) (b)	3.88%	08/15/29	1,490,908
1,875,000	Venture Global Calcasieu Pass LLC (b)	6.25%	01/15/30	1,835,105
745,000	Venture Global Calcasieu Pass LLC (b)	4.13%	08/15/31	632,612
905,000	Venture Global Calcasieu Pass LLC (a) (b)	3.88%	11/01/33	735,278
1,935,000	Venture Global LNG, Inc. (b)	8.38%	06/01/31	1,965,248
1,575,000	Vital Energy, Inc. (a)	9.50%	01/15/25	1,569,110
1,785,000	Vital Energy, Inc. (a) (b)	7.75%	07/31/29	1,528,067
909,000	Western Midstream Operating L.P.	4.50%	03/01/28	865,035
				68,948,112
	Financial Services – 2.7%
1,150,000	Fortress Transportation and Infrastructure Investors LLC (b)	6.50%	10/01/25	1,140,213
2,100,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp. (a)	5.25%	05/15/27	1,853,997
1,395,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	1,315,974
1,330,000	MSCI, Inc. (b)	3.88%	02/15/31	1,181,350
2,585,000	OneMain Finance Corp. (a)	6.13%	03/15/24	2,580,630
610,000	OneMain Finance Corp.	3.50%	01/15/27	528,082
425,000	OneMain Finance Corp.	9.00%	01/15/29	432,225
1,225,000	PennyMac Financial Services, Inc. (b)	5.38%	10/15/25	1,171,780
1,240,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)	3.63%	03/01/29	1,058,193
				11,262,444
	Healthcare – 6.5%
3,065,000	Avantor Funding, Inc. (a) (b)	3.88%	11/01/29	2,684,968
206,000	Bausch Health Americas, Inc. (b)	9.25%	04/01/26	176,248
1,200,000	Carriage Services, Inc. (a) (b)	4.25%	05/15/29	1,040,652
1,300,000	Catalent Pharma Solutions, Inc. (a) (b)	3.13%	02/15/29	1,085,944
1,365,000	Catalent Pharma Solutions, Inc. (a) (b)	3.50%	04/01/30	1,144,416
4,010,000	Centene Corp. (a)	4.63%	12/15/29	3,731,826
985,000	CHS/Community Health Systems, Inc. (b)	6.00%	01/15/29	843,288
2,250,000	CHS/Community Health Systems, Inc. (a) (b)	5.25%	05/15/30	1,800,543
1,250,000	Elanco Animal Health, Inc. (a) (d)	6.65%	08/28/28	1,236,587
1,405,000	Encompass Health Corp. (a)	4.50%	02/01/28	1,306,482
1,680,000	HCA, Inc.	5.25%	06/15/49	1,513,343
885,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	817,346
1,325,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,266,667
990,000	Prestige Brands, Inc. (b)	3.75%	04/01/31	832,491
4,750,000	Service Corp International (a)	7.50%	04/01/27	4,929,075
1,730,000	Teleflex, Inc. (a) (b)	4.25%	06/01/28	1,592,321

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$175,000	Tenet Healthcare Corp.	4.38%	01/15/30	$156,238
778,000	Tenet Healthcare Corp.	6.13%	06/15/30	756,994
486,000	Tenet Healthcare Corp. (b)	6.75%	05/15/31	483,359
				27,398,788
	Insurance – 0.1%
505,000	NMI Holdings, Inc. (b)	7.38%	06/01/25	510,446
	Leisure – 4.6%
1,730,000	Affinity Interactive (a) (b)	6.88%	12/15/27	1,532,366
1,290,000	Boyd Gaming Corp.	4.75%	12/01/27	1,217,318
3,775,000	Carnival Holdings Bermuda Ltd. (a) (b)	10.38%	05/01/28	4,122,636
1,470,000	CDI Escrow Issuer, Inc. (a) (b)	5.75%	04/01/30	1,366,586
1,200,000	Everi Holdings, Inc. (a) (b)	5.00%	07/15/29	1,057,080
1,800,000	Hilton Domestic Operating Co., Inc. (a)	4.88%	01/15/30	1,689,148
1,725,000	Hilton Domestic Operating Co., Inc. (a) (b)	4.00%	05/01/31	1,506,198
524,000	Penn Entertainment, Inc. (b)	4.13%	07/01/29	433,283
765,000	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. (b)	6.63%	03/01/30	678,631
2,700,000	Scientific Games International, Inc. (a) (b)	7.00%	05/15/28	2,692,723
1,550,000	Station Casinos LLC (b)	4.50%	02/15/28	1,407,353
325,000	Station Casinos LLC (b)	4.63%	12/01/31	274,918
1,485,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)	5.13%	10/01/29	1,345,081
				19,323,321
	Media – 10.8%
1,710,000	Arches Buyer, Inc. (a) (b)	4.25%	06/01/28	1,489,452
2,300,000	Arches Buyer, Inc. (a) (b)	6.13%	12/01/28	1,983,187
6,100,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.13%	05/01/27	5,728,559
2,380,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.38%	06/01/29	2,177,115
1,605,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	6.38%	09/01/29	1,536,115
3,330,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	2,889,331
3,500,000	CSC Holdings LLC (a)	5.25%	06/01/24	3,267,311
2,325,000	CSC Holdings LLC (a) (b)	5.50%	04/15/27	1,996,584
1,800,000	CSC Holdings LLC (a) (b)	5.38%	02/01/28	1,505,220
1,300,000	CSC Holdings LLC (b)	11.25%	05/15/28	1,286,981
1,350,000	CSC Holdings LLC (b)	5.75%	01/15/30	700,484
2,230,000	CSC Holdings LLC (a) (b)	4.63%	12/01/30	1,122,572
2,655,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a) (b)	5.88%	08/15/27	2,399,121
1,140,000	DISH DBS Corp. (a) (b)	5.25%	12/01/26	935,803
1,273,000	DISH DBS Corp.	7.38%	07/01/28	717,596
475,000	DISH DBS Corp. (b)	5.75%	12/01/28	366,412
725,000	DISH Network Corp. (b)	11.75%	11/15/27	730,791
1,255,000	iHeartCommunications, Inc. (a) (b)	5.25%	08/15/27	988,917
1,250,000	iHeartCommunications, Inc. (a) (b)	4.75%	01/15/28	962,452
2,185,000	Lamar Media Corp. (a)	4.00%	02/15/30	1,925,810
900,000	Match Group Holdings II LLC (b)	3.63%	10/01/31	741,690
945,000	News Corp. (b)	3.88%	05/15/29	835,361
1,480,000	News Corp. (b)	5.13%	02/15/32	1,355,532
920,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	865,738
1,175,000	Sirius XM Radio, Inc. (b)	4.13%	07/01/30	968,752
410,000	TEGNA, Inc.	4.63%	03/15/28	368,488
655,000	TripAdvisor, Inc. (b)	7.00%	07/15/25	656,788
880,000	Univision Communications, Inc. (b)	4.50%	05/01/29	762,235
2,795,000	Warnermedia Holdings, Inc. (a)	3.76%	03/15/27	2,617,405

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$1,490,000	WMG Acquisition Corp. (b)	3.75%	12/01/29	$1,302,470
171,000	WMG Acquisition Corp. (b)	3.88%	07/15/30	149,591
				45,333,863
	Real Estate – 4.4%
479,000	Iron Mountain, Inc. (b)	4.88%	09/15/29	432,498
3,701,000	Iron Mountain, Inc. (b)	5.25%	07/15/30	3,349,039
825,000	Iron Mountain, Inc. (b)	4.50%	02/15/31	712,054
700,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (b)	5.88%	10/01/28	646,380
2,650,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (a) (b)	4.88%	05/15/29	2,317,823
1,237,000	RHP Hotel Properties L.P./RHP Finance Corp. (b)	7.25%	07/15/28	1,256,702
1,500,000	SBA Communications Corp.	3.88%	02/15/27	1,383,256
1,840,000	SBA Communications Corp. (a)	3.13%	02/01/29	1,552,957
1,934,000	Service Properties Trust (a)	7.50%	09/15/25	1,913,212
2,040,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC (b)	10.50%	02/15/28	2,030,361
2,295,000	VICI Properties L.P./VICI Note Co., Inc. (b)	5.63%	05/01/24	2,285,006
925,000	XHR L.P. (b)	4.88%	06/01/29	805,491
				18,684,779
	Retail – 5.3%
1,555,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC (a) (b)	6.50%	02/15/28	1,550,288
3,490,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC (a) (b)	3.50%	03/15/29	3,042,168
2,150,000	Arko Corp. (a) (b)	5.13%	11/15/29	1,789,252
1,430,000	Asbury Automotive Group, Inc. (a)	4.50%	03/01/28	1,310,005
817,000	Bath & Body Works, Inc. (b)	9.38%	07/01/25	863,124
1,900,000	Bath & Body Works, Inc. (a)	7.50%	06/15/29	1,925,874
555,000	Group 1 Automotive, Inc. (b)	4.00%	08/15/28	492,032
700,000	LCM Investments Holdings II LLC (b)	4.88%	05/01/29	611,374
805,000	LCM Investments Holdings II LLC (b)	8.25%	08/01/31	818,484
870,000	Lithia Motors, Inc. (b)	3.88%	06/01/29	750,079
615,000	Macy’s Retail Holdings LLC (b)	6.13%	03/15/32	549,405
620,000	Michaels Cos (The), Inc. (b)	7.88%	05/01/29	442,519
1,190,000	Nordstrom, Inc.	4.38%	04/01/30	1,004,955
675,000	QVC, Inc.	4.38%	09/01/28	384,024
2,795,000	Sonic Automotive, Inc. (a) (b)	4.63%	11/15/29	2,397,148
825,000	Sonic Automotive, Inc. (b)	4.88%	11/15/31	685,624
1,415,000	Victoria’s Secret & Co. (b)	4.63%	07/15/29	1,063,407
1,135,000	Yum! Brands, Inc. (b)	4.75%	01/15/30	1,059,721
1,650,000	Yum! Brands, Inc.	5.38%	04/01/32	1,563,439
				22,302,922
	Services – 10.0%
3,225,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	6.63%	07/15/26	3,082,569
1,985,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	9.75%	07/15/27	1,822,783
685,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)	6.00%	06/01/29	523,357
680,000	Aramark Services, Inc. (a) (b)	6.38%	05/01/25	680,626
1,075,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	1,011,740
390,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)	5.38%	03/01/29	363,255
625,000	Clarivate Science Holdings Corp. (a) (b)	3.88%	07/01/28	557,702

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Services (Continued)
$1,520,000	Clean Harbors, Inc. (a) (b)	4.88%	07/15/27	$1,459,398
2,175,000	Covanta Holding Corp. (a) (b)	4.88%	12/01/29	1,922,871
715,000	Covanta Holding Corp.	5.00%	09/01/30	620,030
950,000	GYP Holdings III Corp. (a) (b)	4.63%	05/01/29	849,590
3,045,000	H&E Equipment Services, Inc. (a) (b)	3.88%	12/15/28	2,679,127
3,605,000	Herc Holdings, Inc. (a) (b)	5.50%	07/15/27	3,467,457
750,000	Hertz (The) Corp. (b)	4.63%	12/01/26	678,263
1,450,000	Imola Merger Corp. (a) (b)	4.75%	05/15/29	1,274,704
1,445,000	NESCO Holdings II, Inc. (a) (b)	5.50%	04/15/29	1,315,673
1,915,000	Prime Security Services Borrower LLC/Prime Finance, Inc. (a) (b)	3.38%	08/31/27	1,692,491
1,800,000	Sotheby’s (a) (b)	7.38%	10/15/27	1,596,767
2,065,000	Sotheby’s/Bidfair Holdings, Inc. (a) (b)	5.88%	06/01/29	1,602,791
1,800,000	SRS Distribution, Inc. (b)	6.00%	12/01/29	1,563,957
1,683,000	Uber Technologies, Inc. (b)	4.50%	08/15/29	1,558,697
1,016,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	1,015,825
2,165,000	United Rentals North America, Inc. (a)	3.75%	01/15/32	1,835,577
3,065,000	WASH Multifamily Acquisition, Inc. (a) (b)	5.75%	04/15/26	2,854,640
2,500,000	Waste Pro USA, Inc. (a) (b)	5.50%	02/15/26	2,371,137
880,000	WESCO Distribution, Inc. (b)	7.13%	06/15/25	890,894
1,045,000	WESCO Distribution, Inc. (b)	7.25%	06/15/28	1,066,626
225,000	White Cap Buyer LLC (b)	6.88%	10/15/28	202,971
1,725,000	Williams Scotsman International, Inc. (b)	4.63%	08/15/28	1,588,229
				42,149,747
	Technology & Electronics – 4.2%
900,000	Boxer Parent Co., Inc. (a) (b)	7.13%	10/02/25	905,928
1,760,000	Central Parent, Inc./CDK Global, Inc. (a) (b)	7.25%	06/15/29	1,742,196
850,000	Cloud Software Group, Inc. (b)	6.50%	03/31/29	765,797
875,000	CommScope Technologies LLC (b)	6.00%	06/15/25	794,597
820,000	CommScope, Inc. (b)	8.25%	03/01/27	621,670
2,450,000	CommScope, Inc. (a) (b)	4.75%	09/01/29	1,890,462
1,235,000	Dell International LLC/EMC Corp. (a)	8.35%	07/15/46	1,550,805
1,900,000	Entegris, Inc. (a) (b)	4.38%	04/15/28	1,730,294
1,425,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. (b)	3.50%	03/01/29	1,226,636
934,000	NCR Corp. (b)	5.13%	04/15/29	836,069
349,000	Newfold Digital Holdings Group, Inc. (b)	6.00%	02/15/29	257,745
779,000	Presidio Holdings, Inc. (b)	8.25%	02/01/28	756,405
580,000	PTC, Inc. (b)	3.63%	02/15/25	560,904
355,000	PTC, Inc. (b)	4.00%	02/15/28	326,127
690,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	667,223
1,250,000	Twilio, Inc.	3.63%	03/15/29	1,073,875
2,320,000	Viavi Solutions, Inc. (a) (b)	3.75%	10/01/29	1,992,975
				17,699,708
	Telecommunications – 3.2%
1,200,000	Cable One, Inc. (a) (b)	4.00%	11/15/30	949,080
2,200,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80%	04/01/31	1,780,839
655,000	Cogent Communications Group, Inc. (a) (b)	3.50%	05/01/26	608,014
1,035,000	Cogent Communications Group, Inc. (b)	7.00%	06/15/27	999,845
1,765,000	Level 3 Financing, Inc. (a) (b)	3.63%	01/15/29	1,166,792
900,000	Level 3 Financing, Inc. (a) (b)	3.75%	07/15/29	590,972
3,685,000	Sprint LLC (a)	7.63%	03/01/26	3,838,856
1,350,000	T-Mobile USA, Inc. (a)	3.88%	04/15/30	1,241,023

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$2,500,000	T-Mobile USA, Inc. (a)	5.05%	07/15/33	$2,447,568
				13,622,989
	Transportation – 2.1%
555,000	Allegiant Travel Co. (b)	7.25%	08/15/27	548,159
1,540,000	American Airlines, Inc. (a) (b)	11.75%	07/15/25	1,698,688
714,000	First Student Bidco, Inc./First Transit Parent, Inc. (b)	4.00%	07/31/29	605,780
591,323	JetBlue 2020-1 Class B Pass Through Trust	7.75%	11/15/28	597,297
2,148,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (a) (b)	6.50%	06/20/27	2,149,814
685,000	United Airlines, Inc. (b)	4.38%	04/15/26	649,282
895,000	United Airlines, Inc. (a) (b)	4.63%	04/15/29	810,656
39,766	US Airways 2000-3C Pass Through Trust (e) (f)	8.39%	09/01/23	39,766
1,210,000	XPO, Inc. (b)	6.25%	06/01/28	1,199,276
525,000	XPO, Inc. (b)	7.13%	06/01/31	531,724
				8,830,442
	Utility – 3.6%
775,000	AmeriGas Partners L.P./AmeriGas Finance Corp. (b)	9.38%	06/01/28	790,949
2,900,000	Calpine Corp. (b)	4.63%	02/01/29	2,499,626
2,205,000	Calpine Corp. (a) (b)	3.75%	03/01/31	1,809,361
470,000	Clearway Energy Operating LLC (b)	3.75%	02/15/31	389,957
1,690,000	Clearway Energy Operating LLC (a) (b)	3.75%	01/15/32	1,382,783
2,600,000	Ferrellgas L.P./Ferrellgas Finance Corp. (a) (b)	5.88%	04/01/29	2,239,161
1,355,000	FirstEnergy Corp. (a) (d)	4.15%	07/15/27	1,284,805
2,515,000	PG&E Corp. (a)	5.00%	07/01/28	2,329,373
1,060,000	Vistra Operations Co. LLC (b)	5.63%	02/15/27	1,026,090
1,310,000	Vistra Operations Co. LLC (b)	4.38%	05/01/29	1,157,747
				14,909,852
	Total Corporate Bonds and Notes			409,017,023
	(Cost $436,712,298)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 24.8%
	Automotive – 0.6%
918,000	Clarios Global L.P. (USD) (b)	6.75%	05/15/25	920,991
607,000	Clarios Global L.P./Clarios US Finance Co. (USD) (b)	6.25%	05/15/26	607,095
1,099,000	Clarios Global L.P./Clarios US Finance Co. (USD) (b)	8.50%	05/15/27	1,114,784
				2,642,870
	Banking – 0.8%
2,930,000	Barclays PLC (USD) (a) (c)	7.33%	11/02/26	3,008,653
500,000	Intesa Sanpaolo S.p.A. (USD) (b)	5.02%	06/26/24	488,642
				3,497,295
	Basic Industry – 1.9%
1,350,000	Ahlstrom Holding 3 Oy (USD) (b)	4.88%	02/04/28	1,124,192
350,000	First Quantum Minerals Ltd. (USD) (b)	8.63%	06/01/31	358,750
2,175,000	INEOS Finance PLC (USD) (a) (b)	6.75%	05/15/28	2,077,125
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	1,808,214
475,000	Nobian Finance B.V. (EUR) (g)	3.63%	07/15/26	449,908

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Basic Industry (Continued)
2,250,000	SPCM S.A. (USD) (a) (b)	3.38%	03/15/30	$1,865,876
755,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (USD) (b)	5.13%	04/01/29	444,665
				8,128,730
	Capital Goods – 4.5%
464,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (USD) (b)	6.00%	06/15/27	458,359
1,815,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (USD) (a) (b)	3.25%	09/01/28	1,569,600
1,475,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a) (b)	5.25%	08/15/27	1,267,867
2,224,000	Bombardier, Inc. (USD) (a) (b)	7.88%	04/15/27	2,218,964
715,000	Bombardier, Inc. (USD) (b)	6.00%	02/15/28	673,004
4,329,000	Bombardier, Inc. (USD) (b)	7.50%	02/01/29	4,292,750
2,240,000	Canpack S.A./Canpack US LLC (USD) (a) (b)	3.13%	11/01/25	2,077,894
450,000	Canpack S.A./Canpack US LLC (USD) (b)	3.88%	11/15/29	362,055
1,880,000	Cascades, Inc./Cascades USA, Inc. (USD) (a) (b)	5.38%	01/15/28	1,772,868
875,000	OI European Group B.V. (USD) (b)	4.75%	02/15/30	791,076
2,200,000	Stora Enso OYJ (USD) (a) (b)	7.25%	04/15/36	2,253,235
1,380,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (b)	7.75%	04/15/26	1,283,416
				19,021,088
	Consumer Goods – 0.7%
1,000,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (a) (b)	5.50%	01/15/30	968,120
2,500,000	Minerva Luxembourg S.A. (USD) (a) (b)	4.38%	03/18/31	2,042,500
				3,010,620
	Energy – 1.5%
1,775,000	Baytex Energy Corp. (USD) (a) (b)	8.50%	04/30/30	1,800,260
2,250,000	Petroleos Mexicanos (USD) (a)	6.50%	03/13/27	2,003,037
650,000	Transocean Titan Financing Ltd. (USD) (b)	8.38%	02/01/28	671,798
662,000	Transocean, Inc. (USD) (b)	8.75%	02/15/30	687,904
1,257,000	Valaris Ltd. (USD) (b)	8.38%	04/30/30	1,287,294
				6,450,293
	Financial Services – 0.5%
1,895,000	Credit Suisse AG/New York NY (USD)	7.95%	01/09/25	1,938,557
	Healthcare – 0.2%
475,000	Bausch Health Cos., Inc. (USD) (b)	5.50%	11/01/25	428,141
295,000	Bausch Health Cos., Inc. (USD) (b)	9.00%	12/15/25	270,448
				698,589
	Leisure – 4.8%
725,000	Carnival Corp. (USD) (b)	5.75%	03/01/27	671,285
3,135,000	Carnival Corp. (USD) (a) (b)	6.00%	05/01/29	2,820,839
700,000	Melco Resorts Finance Ltd. (USD) (b)	5.75%	07/21/28	626,582
1,624,000	NCL Corp Ltd. (USD) (b)	5.88%	03/15/26	1,538,184
2,220,000	NCL Corp Ltd. (USD) (a) (b)	5.88%	02/15/27	2,163,895
845,000	NCL Corp Ltd. (USD) (b)	8.38%	02/01/28	881,696
765,000	NCL Corp Ltd. (USD) (b)	7.75%	02/15/29	733,295
2,566,000	NCL Finance Ltd. (USD) (a) (b)	6.13%	03/15/28	2,337,369

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Leisure (Continued)
1,875,000	Royal Caribbean Cruises Ltd. (USD) (a) (b)	5.38%	07/15/27	$1,784,484
437,000	Royal Caribbean Cruises Ltd. (USD) (b)	8.25%	01/15/29	456,791
1,708,000	Royal Caribbean Cruises Ltd. (USD) (b)	9.25%	01/15/29	1,819,924
291,000	Royal Caribbean Cruises Ltd. (USD) (b)	7.25%	01/15/30	294,409
859,000	Viking Cruises Ltd. (USD) (b)	5.88%	09/15/27	804,015
2,180,000	Viking Cruises Ltd. (USD) (b)	9.13%	07/15/31	2,243,438
1,045,000	VOC Escrow Ltd. (USD) (b)	5.00%	02/15/28	971,910
				20,148,116
	Media – 0.6%
2,770,000	UPC Holding, B.V. (USD) (a) (b)	5.50%	01/15/28	2,467,862
	Retail – 0.9%
1,000,000	1011778 BC ULC/New Red Finance, Inc. (USD) (b)	3.50%	02/15/29	879,667
3,375,000	1011778 BC ULC/New Red Finance, Inc. (USD) (b)	4.00%	10/15/30	2,903,351
				3,783,018
	Services – 2.4%
2,330,000	Garda World Security Corp. (USD) (a) (b)	4.63%	02/15/27	2,154,561
3,410,000	Garda World Security Corp. (USD) (a) (b)	9.50%	11/01/27	3,342,005
2,765,000	GFL Environmental, Inc. (USD) (a) (b)	4.00%	08/01/28	2,477,432
1,650,000	GFL Environmental, Inc. (USD) (a) (b)	3.50%	09/01/28	1,470,031
655,000	GFL Environmental, Inc. (USD) (a) (b)	4.75%	06/15/29	598,092
				10,042,121
	Technology & Electronics – 0.7%
1,760,000	Open Text Corp. (USD) (a) (b)	3.88%	12/01/29	1,490,344
206,000	Seagate HDD Cayman (USD)	4.13%	01/15/31	169,950
165,000	Seagate HDD Cayman (USD) (b)	8.50%	07/15/31	172,447
725,000	Sensata Technologies B.V. (USD) (b)	4.00%	04/15/29	641,314
244,000	Sensata Technologies B.V. (USD) (b)	5.88%	09/01/30	235,357
				2,709,412
	Telecommunications – 3.2%
1,175,000	Altice Financing S.A. (USD) (b)	5.75%	08/15/29	882,360
630,000	Altice France Holding S.A. (USD) (b)	10.50%	05/15/27	267,346
1,635,000	Altice France S.A. (USD) (a) (b)	5.13%	07/15/29	1,146,585
2,000,000	Iliad Holding SAS (USD) (a) (b)	6.50%	10/15/26	1,918,523
1,340,000	Telecom Italia Capital S.A. (USD)	7.72%	06/04/38	1,192,249
1,100,000	Total Play Telecomunicaciones S.A. de C.V. (USD) (b)	6.38%	09/20/28	632,005
4,000,000	Virgin Media Finance PLC (EUR) (g)	3.75%	07/15/30	3,588,860
1,000,000	Vmed O2 UK Financing I PLC (GBP) (b)	4.50%	07/15/31	1,020,312
870,000	VZ Secured Financing B.V. (USD) (a) (b)	5.00%	01/15/32	707,786
2,700,000	Ziggo Bond Co. B.V. (USD) (a) (b)	5.13%	02/28/30	2,136,022
				13,492,048
	Transportation – 1.5%
850,000	Air Canada (USD) (a) (b)	3.88%	08/15/26	789,565
2,595,000	Air Canada 2020-1 Class C Pass Through Trust (USD) (a) (b)	10.50%	07/15/26	2,815,702
1,920,417	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (USD) (a) (b)	5.50%	04/20/26	1,893,506

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Transportation (Continued)
575,000	Stena International S.A. (EUR) (b)	7.25%	02/15/28	$655,921
				6,154,694
	Total Foreign Corporate Bonds and Notes			104,185,313
	(Cost $109,616,270)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 6.9%
	Automotive – 1.2%
5,935,000	General Motors Financial Co., Inc., Series A (USD) (c)	5.75%	(h)	5,025,775
	Banking – 2.6%
3,000,000	Barclays Bank PLC, 3 Mo. EUR LIBOR + 0.71% (EUR) (g) (i)	4.24%	(h)	2,969,887
4,475,000	Citigroup, Inc., Series M (USD) (c)	6.30%	(h)	4,396,688
3,935,000	Citigroup, Inc., Series V (USD) (a) (c)	4.70%	(h)	3,503,724
				10,870,299
	Financial Services – 1.2%
3,175,000	American AgCredit Corp., Series QIB (USD) (a) (b) (c)	5.25%	(h)	2,821,781
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (a) (b) (i)	7.06%	02/15/42	2,413,865
				5,235,646
	Utility – 1.9%
1,695,000	Edison International, Series B (USD) (a) (c)	5.00%	(h)	1,468,669
6,595,000	Vistra Corp. (USD) (a) (b) (c)	8.00%	(h)	6,317,021
				7,785,690
	Total Capital Preferred Securities			28,917,410
	(Cost $31,719,704)
Principal Value	Description	Rate (j)	Stated Maturity (k)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 2.5%
	Capital Goods – 1.1%
$2,662,500	ADS Tactical, Inc., Initial Term Loan, 1 Mo. LIBOR + 5.75%, 1.00% Floor	11.07%	03/19/26	2,567,103
750,000	Dexko Global, Inc., 2023 Incremental Term Loan (First Lien), 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	9.60%	10/04/28	731,407
1,252,294	Emerald Debt Merger Sub LLC, Initial Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.26%	05/31/30	1,254,648
				4,553,158
	Retail – 0.2%
1,068,643	Michaels Cos (The), Inc., Term Loan B, 3 Mo. SOFR + 4.25%, 0.75% Floor	9.49%	04/15/28	988,228
	Services – 1.1%
1,000,000	Allied Universal Holdco LLC, Amendment No. 3 Term Loan, 1 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.78%	05/11/28	981,095

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (j)	Stated Maturity (k)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Services (Continued)
$5,800,000	TruGreen L.P., Initial Term Loan (Second Lien), 1 Mo. LIBOR + 8.50%, 0.75% Floor	13.87%	11/02/28	$3,562,186
				4,543,281
	Technology & Electronics – 0.1%
600,000	Dcert Buyer, Inc., First Amendment Refinancing Loan (Second Lien), 1 Mo. LIBOR + 7.00%, 0.00% Floor	12.26%	02/16/29	561,939
	Total Senior Floating-Rate Loan Interests			10,646,606
	(Cost $12,884,398)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.5%
	Collateralized Mortgage Obligations – 0.0%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
10,684	Series 2007-5, Class A11, 1 Mo. CME Term SOFR x -6 + CSA + 39.48% (l)	7.01%	06/25/37	10,976
	Commercial Mortgage-Backed Securities – 0.5%
	Securitized Asset Backed Receivables LLC Trust
6,278,154	Series 2006-FR4, Class A2A, 1 Mo. CME Term SOFR + CSA + 0.16% (i)	2.94%	08/25/36	1,976,702
	Total Mortgage-Backed Securities			1,987,678
	(Cost $5,001,582)

Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (e) (f) (m) (n)	25,850
	Utility – 0.1%
13,918	Vistra Corp.	390,539
	Total Common Stocks	416,389
	(Cost $997,888)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Corp., no expiration date (m) (n)	15,540
	(Cost $22,917)

	Total Investments – 132.0%			555,185,959
	(Cost $596,955,057)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT – (12.4)%
$(24,000,000)	United States Treasury Note	2.88%	05/31/25	(23,122,500)
(30,000,000)	United States Treasury Note	3.50%	04/30/28	(29,102,343)
	Total U.S. Government Bonds Sold Short			(52,224,843)
	(Proceeds $54,465,000)

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS SOLD SHORT – (1.0)%
	Energy – (0.3)%
(1,600,000)	Halliburton Co.	2.92%	03/01/30	(1,414,218)
	Technology & Electronics – (0.7)%
(2,930,000)	Amkor Technology, Inc. (b)	6.63%	09/15/27	(2,940,331)
	Total Corporate Bonds Sold Short			(4,354,549)
	(Proceeds $4,479,458)
	Total Investments Sold Short – (13.4)%			(56,579,392)
	(Proceeds $58,944,458)
Outstanding Loan – (34.0)%	(143,009,346)
Net Other Assets and Liabilities – 15.4%	65,124,587
Net Assets – 100.0%	$420,721,808

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2023	Sale Value as of 7/31/2023	Unrealized Appreciation/ (Depreciation)
11/07/23	JPM	USD	8,173,815	EUR	7,353,000	$ 8,173,815	$ 8,124,110	$ 49,705
11/07/23	JPM	USD	1,104,090	GBP	855,000	1,104,090	1,097,471	6,619
Net Unrealized Appreciation / (Depreciation)								$56,324

(a)	This security or a portion of this security is segregated as collateral for investments sold short and borrowings in the margin account. At July 31, 2023, the segregated value of these securities amounts to $344,641,005.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $404,004,093 of total investments and $(2,940,331) of total investments sold short, or 96.0% and (0.7)% of net assets, respectively.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Multi-Step Coupon Bond - Coupon steps up or down at a predetermined date. The interest rate shown reflects the rate in effect at July 31, 2023.
(e)	This security is fair valued by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At July 31, 2023, securities noted as such are valued at $65,616 or 0.0% of net assets.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Perpetual maturity.
(i)	Floating or variable rate security.
(j)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate.
(k)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(l)	Inverse floating rate security.
(m)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(n)	Non-income producing security.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	Chicago Mercantile Exchange
CSA	Credit Spread Adjustment
EUR	Euro
GBP	British Pound Sterling
JPM	JPMorgan Chase
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes:
Transportation	$ 8,830,442	$ —	$ 8,790,676	$ 39,766
Other Industry Categories*	400,186,581	—	400,186,581	—
Foreign Corporate Bonds and Notes*	104,185,313	—	104,185,313	—
Capital Preferred Securities*	28,917,410	—	28,917,410	—
Senior Floating-Rate Loan Interests*	10,646,606	—	10,646,606	—
Mortgage-Backed Securities	1,987,678	—	1,987,678	—
Common Stocks:
Energy	25,850	—	—	25,850
Utility	390,539	390,539	—	—
Rights*	15,540	—	15,540	—
Total Investments	555,185,959	390,539	554,729,804	65,616
Forward Foreign Currency Contracts	56,324	—	56,324	—
Total	$ 555,242,283	$ 390,539	$ 554,786,128	$ 65,616

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (52,224,843)	$ —	$ (52,224,843)	$ —
Corporate Bonds Sold Short*	(4,354,549)	—	(4,354,549)	—
Total Investments	$ (56,579,392)	$—	$ (56,579,392)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.